Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Schedule of Regulatory Liabilities

Regulatory assets and liabilities include the following:

At December 31,	2017	2016
(millions)

Dominion Energy
Regulatory assets:
Deferred rate adjustment clause costs(1)	$70	$63
Deferred nuclear refueling outage costs(2)	54	71
Unrecovered gas costs(3)	38	19
Deferred cost of fuel used in electric generation(4)	23	—
Other	109	91
Regulatory assets-current	294	244
Unrecognized pension and other postretirement benefit costs(5)	1,336	1,401
Deferred rate adjustment clause costs(1)	401	329
Derivatives(6)	223	174
PJM transmission rates(7)	222	192
Utility reform legislation(8)	147	99
Income taxes recoverable through future rates(9)	32	123
Other	119	155
Regulatory assets-noncurrent	2,480	2,473
Total regulatory assets	$2,774	$2,717
Regulatory liabilities:
Provision for future cost of removal and AROs(10)	$101	$—
PIPP(11)	20	28
Deferred cost of fuel used in electric generation(4)	8	61
Other	64	74
Regulatory liabilities-current(12)	193	163
Income taxes refundable through future rates(13)	4,058	—
Provision for future cost of removal and AROs(10)	1,384	1,427
Nuclear decommissioning trust(14)	1,121	902
Derivatives(6)	69	69
Other	284	224
Regulatory liabilities-noncurrent	6,916	2,622
Total regulatory liabilities	$7,109	$2,785
Virginia Power
Regulatory assets:
Deferred rate adjustment clause costs(1)	$56	$51
Deferred nuclear refueling outage costs(2)	54	71
Deferred cost of fuel used in electric generation(4)	23	—
Other	72	57
Regulatory assets-current	205	179
Deferred rate adjustment clause costs(1)	312	246
PJM transmission rates(7)	222	192
Derivatives(6)	190	133
Income taxes recoverable through future rates(9)	—	76
Other	86	123
Regulatory assets-noncurrent	810	770
Total regulatory assets	$1,015	$949
Regulatory liabilities:
Provision for future cost of removal(10)	$80	$—
Deferred cost of fuel used in electric generation(4)	8	61
Other	39	54
Regulatory liabilities-current(12)	127	115
Income taxes refundable through future rates(13)	2,581	—
Nuclear decommissioning trust(14)	1,121	902
Provision for future cost of removal(10)	915	946
Derivatives(6)	69	69
Other	74	45
Regulatory liabilities-noncurrent	4,760	1,962
Total regulatory liabilities	$4,887	$2,077

Dominion Energy Gas
Regulatory assets:
Deferred rate adjustment clause costs(1)	$14	$12
Unrecovered gas costs(3)	8	12
Other	4	2
Regulatory assets-current(15)	26	26
Unrecognized pension and other postretirement benefit costs(5)	258	358
Utility reform legislation(8)	147	99
Deferred rate adjustment clause costs(1)	89	79
Income taxes recoverable through future rates(9)	—	23
Other	17	18
Regulatory assets-noncurrent	511	577
Total regulatory assets	$537	$603
Regulatory liabilities:
PIPP(11)	$20	$28
Provision for future cost of removal and AROs(10)	13	—
Other	5	7
Regulatory liabilities-current(12)	38	35
Income taxes refundable through future rates(13)	998	—
Provision for future cost of removal and AROs(10)	160	174
Other	69	45
Regulatory liabilities-noncurrent	1,227	219
Total regulatory liabilities	$1,265	$254

(1)	Primarily reflects deferrals under the electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects for Virginia Power and deferrals of costs associated with certain current and prospective rider projects for Dominion Energy Gas. See Note 13 for more information.
(2)	Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
(3)	Reflects unrecovered gas costs at regulated gas operations, which are recovered through filings with the applicable regulatory authority.
(4)	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy’s and Virginia Power’s generation operations. See Note 13 for more information.
(5)	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy’s and Dominion Energy Gas’ rate-regulated subsidiaries.
(6)	As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.
(7)	Reflects amount related to the PJM transmission cost allocation matter. See Note 13 for more information.
(8)	Ohio legislation under House Bill 95, which became effective in September 2011. This law updates natural gas legislation by enabling gas companies to include more up-to-date cost levels when filing rate cases. It also allows gas companies to seek approval of capital expenditure plans under which gas companies can recognize carrying costs on associated capital investments placed in service and can defer the carrying costs plus depreciation and property tax expenses for recovery from ratepayers in the future.
(9)	Amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity and depreciation of property, plant and equipment for which deferred income taxes were not recognized for ratemaking purposes, including amounts attributable to tax rate changes. See below for discussion of the 2017 Tax Reform Act.
(10)	Rates charged to customers by the Companies’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(11)	Under PIPP, eligible customers can make reduced payments based on their ability to pay. The difference between the customer’s total bill and the PIPP plan amount is deferred and collected or returned annually under the PIPP rate adjustment clause according to East Ohio tariff provisions. See Note 13 for more information.
(12)	Current regulatory liabilities are presented in other current liabilities in the Consolidated Balance Sheets of the Companies.
(13)	Amounts recorded to pass the effect of reduced income tax rates from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity.
(14)	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.
(15)	Current regulatory assets are presented in other current assets in the Consolidated Balance Sheets of Dominion Energy Gas.

Schedule of Regulatory Assets

Regulatory assets and liabilities include the following:

At December 31,	2017	2016
(millions)

Dominion Energy
Regulatory assets:
Deferred rate adjustment clause costs(1)	$70	$63
Deferred nuclear refueling outage costs(2)	54	71
Unrecovered gas costs(3)	38	19
Deferred cost of fuel used in electric generation(4)	23	—
Other	109	91
Regulatory assets-current	294	244
Unrecognized pension and other postretirement benefit costs(5)	1,336	1,401
Deferred rate adjustment clause costs(1)	401	329
Derivatives(6)	223	174
PJM transmission rates(7)	222	192
Utility reform legislation(8)	147	99
Income taxes recoverable through future rates(9)	32	123
Other	119	155
Regulatory assets-noncurrent	2,480	2,473
Total regulatory assets	$2,774	$2,717
Regulatory liabilities:
Provision for future cost of removal and AROs(10)	$101	$—
PIPP(11)	20	28
Deferred cost of fuel used in electric generation(4)	8	61
Other	64	74
Regulatory liabilities-current(12)	193	163
Income taxes refundable through future rates(13)	4,058	—
Provision for future cost of removal and AROs(10)	1,384	1,427
Nuclear decommissioning trust(14)	1,121	902
Derivatives(6)	69	69
Other	284	224
Regulatory liabilities-noncurrent	6,916	2,622
Total regulatory liabilities	$7,109	$2,785
Virginia Power
Regulatory assets:
Deferred rate adjustment clause costs(1)	$56	$51
Deferred nuclear refueling outage costs(2)	54	71
Deferred cost of fuel used in electric generation(4)	23	—
Other	72	57
Regulatory assets-current	205	179
Deferred rate adjustment clause costs(1)	312	246
PJM transmission rates(7)	222	192
Derivatives(6)	190	133
Income taxes recoverable through future rates(9)	—	76
Other	86	123
Regulatory assets-noncurrent	810	770
Total regulatory assets	$1,015	$949
Regulatory liabilities:
Provision for future cost of removal(10)	$80	$—
Deferred cost of fuel used in electric generation(4)	8	61
Other	39	54
Regulatory liabilities-current(12)	127	115
Income taxes refundable through future rates(13)	2,581	—
Nuclear decommissioning trust(14)	1,121	902
Provision for future cost of removal(10)	915	946
Derivatives(6)	69	69
Other	74	45
Regulatory liabilities-noncurrent	4,760	1,962
Total regulatory liabilities	$4,887	$2,077

Dominion Energy Gas
Regulatory assets:
Deferred rate adjustment clause costs(1)	$14	$12
Unrecovered gas costs(3)	8	12
Other	4	2
Regulatory assets-current(15)	26	26
Unrecognized pension and other postretirement benefit costs(5)	258	358
Utility reform legislation(8)	147	99
Deferred rate adjustment clause costs(1)	89	79
Income taxes recoverable through future rates(9)	—	23
Other	17	18
Regulatory assets-noncurrent	511	577
Total regulatory assets	$537	$603
Regulatory liabilities:
PIPP(11)	$20	$28
Provision for future cost of removal and AROs(10)	13	—
Other	5	7
Regulatory liabilities-current(12)	38	35
Income taxes refundable through future rates(13)	998	—
Provision for future cost of removal and AROs(10)	160	174
Other	69	45
Regulatory liabilities-noncurrent	1,227	219
Total regulatory liabilities	$1,265	$254

(1)	Primarily reflects deferrals under the electric transmission FERC formula rate and the deferral of costs associated with certain current and prospective rider projects for Virginia Power and deferrals of costs associated with certain current and prospective rider projects for Dominion Energy Gas. See Note 13 for more information.
(2)	Legislation enacted in Virginia in April 2014 requires Virginia Power to defer operation and maintenance costs incurred in connection with the refueling of any nuclear-powered generating plant. These deferred costs will be amortized over the refueling cycle, not to exceed 18 months.
(3)	Reflects unrecovered gas costs at regulated gas operations, which are recovered through filings with the applicable regulatory authority.
(4)	Reflects deferred fuel expenses for the Virginia and North Carolina jurisdictions of Dominion Energy’s and Virginia Power’s generation operations. See Note 13 for more information.
(5)	Represents unrecognized pension and other postretirement employee benefit costs expected to be recovered through future rates generally over the expected remaining service period of plan participants by certain of Dominion Energy’s and Dominion Energy Gas’ rate-regulated subsidiaries.
(6)	As discussed under Derivative Instruments in Note 2, for jurisdictions subject to cost-based rate regulation, changes in the fair value of derivative instruments result in the recognition of regulatory assets or regulatory liabilities as they are expected to be recovered from or refunded to customers.
(7)	Reflects amount related to the PJM transmission cost allocation matter. See Note 13 for more information.
(8)	Ohio legislation under House Bill 95, which became effective in September 2011. This law updates natural gas legislation by enabling gas companies to include more up-to-date cost levels when filing rate cases. It also allows gas companies to seek approval of capital expenditure plans under which gas companies can recognize carrying costs on associated capital investments placed in service and can defer the carrying costs plus depreciation and property tax expenses for recovery from ratepayers in the future.
(9)	Amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity and depreciation of property, plant and equipment for which deferred income taxes were not recognized for ratemaking purposes, including amounts attributable to tax rate changes. See below for discussion of the 2017 Tax Reform Act.
(10)	Rates charged to customers by the Companies’ regulated businesses include a provision for the cost of future activities to remove assets that are expected to be incurred at the time of retirement.
(11)	Under PIPP, eligible customers can make reduced payments based on their ability to pay. The difference between the customer’s total bill and the PIPP plan amount is deferred and collected or returned annually under the PIPP rate adjustment clause according to East Ohio tariff provisions. See Note 13 for more information.
(12)	Current regulatory liabilities are presented in other current liabilities in the Consolidated Balance Sheets of the Companies.
(13)	Amounts recorded to pass the effect of reduced income tax rates from the 2017 Tax Reform Act to customers in future periods, which will reverse at the weighted average tax rate that was used to build the reserves over the remaining book life of the property, net of amounts to be recovered through future rates to pay income taxes that become payable when rate revenue is provided to recover AFUDC-equity.
(14)	Primarily reflects a regulatory liability representing amounts collected from Virginia jurisdictional customers and placed in external trusts (including income, losses and changes in fair value thereon) for the future decommissioning of Virginia Power’s utility nuclear generation stations, in excess of the related AROs.
(15)	Current regulatory assets are presented in other current assets in the Consolidated Balance Sheets of Dominion Energy Gas.